Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2018
Unrecognized Tax Benefits [Roll Forward]
Balance, beginning of the year	$ 149,943	$ 111,514	$ 86,268
Additions based on tax positions related to prior years	6,657	14,743	29,294
Reductions based on tax positions related to prior years	(25,259)	(8,469)	(25,413)
Additions based on tax positions related to the current year	68,292	33,264	27,220
Reductions related to settlements with tax authorities	(637)	(293)	(450)
Expiration of statute of limitations	(12,936)	(989)	(8,922)
Other	(1)	(173)	(3,517)
Balance, end of the year	$ 186,061	$ 149,943	$ 111,514